Generated and operated energy hydroelectic units remuneration (Details)	12 Months Ended
Dec. 31, 2021
Minimum Remuneration To Thermal Power Generator [Member]
IfrsStatementLineItems [Line Items]
[custom:Remuneration1]	Generated energy
SRRYME No. 1/19 (US$ / MW-month)	3.5
SE No. 31/20 ($ / MW-month)	210
SE No. 440/21 ($ / MW-month)	271
Minimum Remuneration To Thermal Power Generator 1 [Member]
IfrsStatementLineItems [Line Items]
[custom:Remuneration1]	Operated energy
SRRYME No. 1/19 (US$ / MW-month)	1.4
SE No. 31/20 ($ / MW-month)	84
SE No. 440/21 ($ / MW-month)	108